Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 47,683	$ 47,443
Less: Accumulated depreciation	(33,471)	(27,342)
Total property and equipment, net	14,212	20,101
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	17,537	16,325
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	8,509	7,733
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	20,633	20,507
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	626	635
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 378	$ 2,243